Bank Borrowings (Details) - Schedule of Bank Borrowings		12 Months Ended
		Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Bank Borrowings [Line Items]
Total bank borrowings		$ 40,853,575	$ 5,220,304	$ 7,535,397
Bank of China (Hong Kong) [Member]
Schedule of Bank Borrowings [Line Items]
Type	[1]	Term loan
Maturity date	[1]	Within 1 year or on demand
Weighted average interest rate	[1]	4.81%	4.81%	3.34%
Total bank borrowings	[1]	$ 2,111,291	$ 269,782	$ 3,535,397
Bank of China (Hong Kong) [Member]
Schedule of Bank Borrowings [Line Items]
Type	[2]	Term loan
Maturity date	[2]	Within 1 year or on demand
Weighted average interest rate	[2]	3.63%	3.63%
Total bank borrowings	[2]	$ 20,666,000	$ 2,640,720
Bank of China (Hong Kong) [Member]
Schedule of Bank Borrowings [Line Items]
Type	[3]	Revolving loan
Maturity date	[3]	Within 1 year or on demand
Weighted average interest rate	[3]	5.88%	5.88%
Total bank borrowings	[3]	$ 10,273,028	$ 1,312,696
China Construction Bank (Asia) Corporation Limited [Member]
Schedule of Bank Borrowings [Line Items]
Type	[4]	Revolving loan
Maturity date	[4]	Within 1 year or on demand
Weighted average interest rate	[4]	7.65%	7.65%	6.21%
Total bank borrowings	[4]	$ 4,000,000	$ 511,123	$ 4,000,000
China Construction Bank (Asia) Corporation Limited [Member]
Schedule of Bank Borrowings [Line Items]
Type	[4]	Term loan
Maturity date	[4]	Within 1 year or on demand
Weighted average interest rate	[4]	6.70%	6.70%
Total bank borrowings	[4]	$ 3,803,256	$ 485,983

[1]	The banking facilities were secured as follows: (i) Personal guarantee by Mr. Ching Han Wan, a director of a subsidiary of the Company, and Mr. Chung; and (ii) Guaranteed under the SME Financing Guarantee Scheme, which are fully guaranteed by HKMC Insurance Limited.
[2]	The banking facilities were secured as follows: (i) Personal guarantee by Mr. Chung and Mr. Chan; and (ii) Guaranteed under the SME Financing Guarantee Scheme, which are fully guaranteed by HKMC Insurance Limited.
[3]	The banking facilities were secured as follows: (i) Personal guarantee by Mr. Chan; and (ii) HK$2,000,000 (US$255,561) time deposits.
[4]	The banking facilities were secured as follows: (i) Legal charge over a property granted by Mr. Kin Chung Chan (“Mr. Chan”), Director, Chairman and Chief Executive Officer of the Company, and his spouse; (ii) Personal guarantee by Mr. Chan and his spouse; and (iii) Corporate guarantee by Wisdom Way International Limited and General Source Investment Limited, companies controlled by Mr. Chan.